Operations Classified as Held for Sale (Tables)	12 Months Ended
Dec. 31, 2024
Assets And Liabilities Classified As Held For Sale [Abstract]
Schedule of Detailed Information on Operations Classified as Held for Sale and Liabilities Associated
The breakdown of non-current assets and disposal groups held for sale and liabilities associated at December 31, 2024 and December 31, 2023 is as follows:

Millions of euros	12/31/2024	12/31/2023
Fiber optic assets in Peru	77	273
Goodwill (Note 7)	—	34
Property, plant and equipment (Note 8)	33	198
Others	44	41
Investment in Nabiax	58	—
Other assets	3	—
Non-current assets and disposal groups held for sale	138	273

Millions of euros	12/31/2024	12/31/2023
Liabilities associated with Fiber optic assets in Peru	33	37
Liabilities associated with non-current assets and disposal groups held for sale	33	37